IRA RMA Program [Member] Investment Risks - UBS Liquid Assets Government Fund	Apr. 30, 2026
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest rate risk: The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates. Securities with longer maturities generally are subject to greater fluctuations in value. Changes in interest rates will likely affect the value of higher-quality securities more than lower-quality securities. The fund may face a heightened level of interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the Federal Reserve. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for fund investments.

US Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Repurchase agreements risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Repurchase agreements risk: Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations and the risk that the counterparty does not meet its obligations under the agreement.

Market risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic, political and social conditions in one country or geographic region could adversely impact market, economic, political and social conditions in other countries or regions.

Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception. If this happens, the fund’s ability to redeem its shares for cash may be affected.

Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results. Consequently, the fund may underperform in comparison to other funds with similar objectives and investment strategies.

Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit risk: Issuers of money market instruments or financial institutions that have entered into repurchase agreements with the fund may fail to make payments when due or complete transactions or they may become less willing or less able to do so.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus [Line Items]
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.